Form 13F
Form 13F Cover Page

Reporting for the Calendar Year or Quarter
Ended: March 31, 1999
Check here if Amendment [x]; Amendment
Number: 13
This Amendment (Check only one):
[x] is a restatement.
[ ] ads new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
Form 13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore
Lutherville, MD   May 4, 1999

Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934



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Form 13F Summary Page

Report Summary:

Numer of Other Included Managers:
0
Form 13F Information Table Entry Total:
60
Form 13F Information Table Value Total:
$177,243

List of Other Included Managers:
NONE
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
Name of Issuer   Title of Class      CUSIP     Value    Shrs or     SH/PRN  Put/Call  Investment  Other       Voting Authoirty
                                                        Prn amt                       Discretion  Managers  Sole    Shared  None


AMRESCO Capital     ComShBenInt    031919103   2,772    279,275      SH                SOLE                279,275
Alternative Resc        Com        02145R102     128     20,000      SH                SOLE                 20,000
Andarko Petroleum       Com        032511107     219      5,800      SH                SOLE                  5,800
Apache Corp             Com        037411105     219      8,400      SH                SOLE                  8,400
Astoria Financial       Com        046265104   3,133     62,654      SH                SOLE                 62,654
Baltimore Gas & El      Com        059165100   3,630    143,035      SH                SOLE                143,035
Barringer Tech         ComNew      068509603   2,231    292,638      SH                SOLE                292,638
Bostonfed Bancorp       Com        101178101   1,292     71,750      SH                SOLE                 71,750
Building One Svcs       Com        120114103   2,911    169,338      SH                SOLE                169,338
Burlington Resources    Com        122014103     216      5,400      SH                SOLE                  5,400
Capital Auto REIT   ComShBenInt    139733109     572     45,950      SH                SOLE                 45,950
Chastain Capital        Com        161697107     806    150,000      SH                SOLE                150,000
Dime Bancorp            Com        25429Q102   4,774    205,892      SH                SOLE                205,892
GA Financial            Com        361437106   1,633    110,611      SH                SOLE                110,611
Griffon Corp            Com        398433102   3,605    524,301      SH                SOLE                524,301
HCR Manor Care          Com        404134108   6,185    271,138      SH                SOLE                271,138
Healthsouth Corp        Com        421924101   4,264    410,947      SH                SOLE                410,947
Hi-Shear Industries     Com        428399109   2,617  1,026,800      SH                SOLE              1,026,800
Hilb Rogal              Com        431294107     390     23,025      SH                SOLE                 23,025
Host Marriott Services  Com        440914109   6,621    980,836      SH                SOLE                980,836
ITLA Capital            Com        450565106   3,268    225,357      SH                SOLE                225,357
Imperial Credit         Com        45272T102   7,333    761,881      SH                SOLE                761,881
Long Beach Financial    Com        542446109   2,992    310,816      SH                SOLE                310,816
McCormick & Co.       NonVtg       579780206     628     21,634      SH                SOLE                 21,634
Mercantile Bankshs      Com        587405101     431     11,800      SH                SOLE                 11,800
Metamor Worldwide       Com        59133P100     644     46,000      SH                SOLE                 46,000
Mitchell Energy         CLB        606592301     309     24,700      SH                SOLE                 24,700
NovaCare Employee       Com        66986Q101     177     22,700      SH                SOLE                 22,700
OSI Systems             Com        671044105   1,145    220,769      SH                SOLE                220,769
Ocean Financial         Com        674904107     862     59,976      SH                SOLE                 59,976
Pacific Gulf Properties Com        694396102   1,323     73,490      SH                SOLE                 73,490
PartnerRe Holdings      Com        G6852T105   9,433    232,919      SH                SOLE                232,919
Payless Shoe Source     Com        704379106   6,342    136,379      SH                SOLE                136,379
PFF Bancorp             Com        69331W104   2,447    139,809      SH                SOLE                139,809
Penn Virginia Corp      Com        707882106     869     49,505      SH                SOLE                 49,505
ReliaStar               Com        75952U103   4,586    107,591      SH                SOLE                107,591
Resource Asset Inv      Com        761196104   3,824    325,450      SH                SOLE                325,450
Seagram Ltd             Com        811850106   5,027    100,532      SH                SOLE                100,532
Shared Medical System   Com        819486101   1,649     29,612      SH                SOLE                 29,612
Standard Register Co.   Com        853887107   4,846    163,182      SH                SOLE                163,182
Staten Island Bancorp   Com        857550107   2,289    133,175      SH                SOLE                133,175
SunTrust Bks            Com        867914103   6,622    106,380      SH                SOLE                106,380
Sun Bancorp             Com        86663B102     486     25,897      SH                SOLE                 25,897
Thistle Group Hldgs     Com        88431E103     295     34,675      SH                SOLE                 34,675
Town & Country Trust  ShBenInt     892081100   7,577    513,020      SH                SOLE                513,020
Transpro Inc.           Com        893885103     345     78,975      SH                SOLE                 78,975
U.S. Lime & Mineral     Com        911922102     398     56,875      SH                SOLE                 56,875
Union Pacific Resources Com        907834105     238     20,000      SH                SOLE                 20,000
Union Planters          Com        908068109   2,611     59,429      SH                SOLE                 59,429
US Industries           Com        912080108   6,506    395,768      SH                SOLE                395,768
Waste Industries        Com        941058109     730     48,700      SH                SOLE                 48,700
Walter Industries       Com        93317Q105   1,538    136,700      SH                SOLE                136,700
Woodward Governor       Com        980745103   2,219     88,752      SH                SOLE                 88,752
Centertrust Retail      SDCV       152038AA3   5,548  5,976,000      PRN               SOLE              5,976,000
Prime Retail pfd 8.5% PfdConvSerB  741570303  13,876    867,236      SH                SOLE                867,236
Kelley Oil & Gas       SRSDCV      487736AA8   1,564  4,704,000      PRN               SOLE              4,704,000
Novacare              SBDEBCV      669930AA7   8,966 12,453,000      PRN               SOLE             12,453,000
Transamerica 10%'03   SBDBCONV     89351VAA7     496    482,000      PRN               SOLE                482,000
Emcor Group 5.75  05   SBNTCV      29084QAC4   2,167  2,500,000      PRN               SOLE              2,500,000
Metamor Worldwide      SBNTCV      59133PAA8   6,419  9,857,000      PRN               SOLE              9,857,000

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